Intangible and tangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible and tangible assets
Schedule of intangible assets

As of December 31, 2025		Amortization and
(M$)	Cost	impairment	Net
Goodwill	12,881	(380)	12,501
Proved mineral interests	18,972	(9,449)	9,523
Unproved mineral interests	14,108	(2,931)	11,177
Other intangible assets	9,073	(4,929)	4,144
TOTAL INTANGIBLE ASSETS	55,034	(17,689)	37,345

As of December 31, 2024		Amortization and
(M$)	Cost	impairment	Net
Goodwill	11,654	(389)	11,265
Proved mineral interests	18,218	(9,518)	8,700
Unproved mineral interests	14,124	(2,974)	11,150
Other intangible assets	7,204	(4,081)	3,123
TOTAL INTANGIBLE ASSETS	51,200	(16,962)	34,238

As of December 31, 2023		Amortization and
(M$)	Cost	impairment	Net
Goodwill	10,484	(533)	9,951
Proved mineral interests	17,713	(9,704)	8,009
Unproved mineral interests	14,976	(2,624)	12,352
Other intangible assets	7,354	(4,583)	2,771
TOTAL INTANGIBLE ASSETS	50,527	(17,444)	33,083

Schedule of change in net intangible assets

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2025	34,238	1,197	(236)	(1,443)	1,161	2,428	37,345
2024	33,083	1,438	(19)	(1,502)	(494)	1,732	34,238
2023	31,931	1,244	(458)	(1,630)	148	1,848	33,083

Summary of changes in carrying amount of goodwill by business segment

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2025	Increases	Impairments	Other	December 31, 2025
Exploration & Production	2,482	–	–	(8)	2,474
Integrated LNG	3,304	(14)	–	186	3,476
Integrated Power	4,360	828	(34)	214	5,368
Refining & Chemicals	643	–	–	(35)	608
Marketing & Services	473	–	(13)	111	571
Corporate	3	–	–	1	4
TOTAL	11,265	814	(47)	469	12,501

Schedule of property, plant and equipment, including analysis of changes

As of December 31, 2025		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	198,464	(136,430)	62,034
Unproved properties	1,544	(160)	1,384
Work in progress	24,239	(571)	23,668
Subtotal	224,247	(137,161)	87,086
Other property, plant and equipment
Land	2,826	(1,245)	1,581
Machinery, plant and equipment (including transportation equipment)	43,482	(31,114)	12,368
Buildings	10,487	(7,049)	3,438
Work in progress	5,886	(105)	5,781
Other	12,923	(8,483)	4,440
Subtotal	75,604	(47,996)	27,608
TOTAL PROPERTY, PLANT AND EQUIPMENT	299,851	(185,157)	114,694

As of December 31, 2024		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	202,731	(140,850)	61,881
Unproved properties	1,370	(160)	1,210
Work in progress	20,640	(312)	20,328
Subtotal	224,741	(141,322)	83,419
Other property, plant and equipment
Land	2,598	(1,044)	1,554
Machinery, plant and equipment (including transportation equipment)	39,315	(27,116)	12,199
Buildings	9,390	(6,192)	3,198
Work in progress	4,382	(31)	4,351
Other	12,059	(7,685)	4,374
Subtotal	67,744	(42,068)	25,676
TOTAL PROPERTY, PLANT AND EQUIPMENT	292,485	(183,390)	109,095

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	201,961	(144,082)	57,879
Unproved properties	1,455	(268)	1,187
Work in progress	23,729	(443)	23,286
Subtotal	227,145	(144,793)	82,352
Other property, plant and equipment
Land	2,837	(1,008)	1,829
Machinery, plant and equipment (including transportation equipment)	38,769	(27,222)	11,547
Buildings	9,529	(6,105)	3,424
Work in progress	5,262	(23)	5,239
Other	12,344	(7,819)	4,525
Subtotal	68,741	(42,177)	26,564
TOTAL PROPERTY, PLANT AND EQUIPMENT	295,886	(186,970)	108,916

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2025	109,095	15,756	(1,039)	(12,801)	3,164	519	114,694
2024	108,916	13,471	(573)	(12,076)	(1,806)	1,163	109,095
2023	107,101	16,478	(3,781)	(12,448)	415	1,151	108,916

Schedule of facilities and equipment under leases

As of December 31, 2025		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	6,533	(3,127)	3,406
Other property, plant and equipment
Land	1,285	(592)	693
Machinery, plant and equipment (including transportation equipment)	6,028	(3,362)	2,666
Buildings	1,490	(789)	701
Other	1,062	(660)	402
Subtotal	9,865	(5,403)	4,462
TOTAL PROPERTY, PLANT AND EQUIPMENT	16,398	(8,530)	7,868

As of December 31, 2024		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	5,918	(2,611)	3,307
Other property, plant and equipment
Land	1,183	(453)	730
Machinery, plant and equipment (including transportation equipment)	5,371	(2,760)	2,611
Buildings	1,365	(703)	662
Other	898	(534)	364
Subtotal	8,817	(4,450)	4,367
TOTAL PROPERTY, PLANT AND EQUIPMENT	14,735	(7,061)	7,674

As of December 31, 2023		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,770	(1,927)	2,843
Other property, plant and equipment
Land	1,383	(415)	968
Machinery, plant and equipment (including transportation equipment)	4,751	(2,235)	2,516
Buildings	1,332	(614)	718
Other	908	(529)	379
Subtotal	8,374	(3,793)	4,581
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,144	(5,720)	7,424